Lines of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Lines of Credit [Abstract]
LINES OF CREDIT
NOTE 7 – LINES OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”). Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 8. The SVB Loan Agreement is secured by substantially all the assets of the Company and matures in February 2015. As of September 30, 2013, the outstanding balance on the line of credit is approximately $4.1 million and the interest rate is 7.0%. The line of credit has a certain financial covenant and other non-financial covenants. As of December 31, 2012, the Company was in compliance with all of its financial covenants with SVB. As of May 31, 2013 and June 30, 2013, the Company was not incompliance with the Tangible Net Worth covenant as defined in the amended SVB Loan Agreement. On August 16, 2013, the Company and SVB signed an agreement (“Forbearance Agreement”) where SVB agreed to temporarily forbear from exercising their rights and remedies under the facility until August 28, 2013 and agreed to waive the existing covenant violations, subject to the Company’s completion of a capital raise. The Company completed the capital raise and was able to achieve compliance with the forbearance agreement prior to August 28, 2013. Except for any capital raises through August 28, 2013, the minimum Tangible Net Worth requirement of a $(9.7) million deficit will be further reduced by one half of any funds raised through sales of common stock (as only 50% of additional capital raises are given credit in the Tangible Net Worth calculation). As of September 30, 2013, the Company was in compliance with the Tangible Net Worth financial covenant and had available a $0.3 million cushion over the requirement. In November 2013, the Company entered into a definitive subscription agreement with accredited investors for the sale of Series E Preferred Stock, raising $3.8 million in gross proceeds (See Note 13). Given the effect of the capital raise ($3.8 million in gross proceeds, net of $400,000 in costs) closed to date in November, the Company believes that at the time of this filing it is compliant with the terms and provisions of its SVB lending agreement and expects to continue to meet the requirements of our SVB financial covenants over the short and long term. The Company is in currently discussions with SVB regarding the Tangible Net Worth covenant and a reduction of the 50% of additional capital raised to 25% of capital raised in November 2013. Should the Company continue to incur losses in a manner consistent with its recent historical financial performance, the Company will violate this covenant without additional net capital raises in amounts that are approximately twice the amount of the losses incurred.

Availability under the line of credit was approximately $4.3 million as of September 30, 2013 and $1.6 million as of October 31, 2013. The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement. No letters of credit were outstanding as of September 30, 2013 or December 31, 2012.

On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 8, 5) a modification of the rate of interest of the line of credit to 3.75% above SVB’s prime rate and 5) other various terms and provisions.

The Company is party to a credit agreement, dated June 4, 2012 (the “RBC Credit Agreement”) with Royal Bank of Canada (“RBC”). Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 based upon eligible accounts receivable. Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand. As of September 30, 2013, the outstanding balance on the line of credit was $180,000 and the interest rate is 4.5%. The RBC Credit Agreement is secured by the assets of Apex. The revolving demand facility has certain financial covenants and other non-financial covenants. As of June 30, 2013 and December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement. At June 30, 2013, Apex was not in compliance with the Maximum Funded Debt to EBITDA ratio covenant as defined in the RBC Credit Agreement. In March 2013 and May 2013, the Company received waivers for non-compliance of these covenants at December 31, 2012, March 31, 2013 and June 30, 2013. The covenants were reset by RBC on August 16, 2013. The Company does not believe that it will be in compliance with the reset covenants at December 31, 2013. See further discussion regarding this condition at Note 8.

For the nine months ended September 30, 2013 and 2012, the Company’s interest expense for the lines of credit, including amortization of deferred financing costs, was approximately $262,000 and $251,000, respectively.

RBC and SVB are party to a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 8.

NOTE 8 – LINE OF CREDIT

The Company has a $10.0 million revolving line of credit with Silicon Valley Bank (“SVB”) which provides for borrowings based upon eligible accounts receivable, as defined in the Loan Agreement (“SVB Loan Agreement”). Under the SVB Loan Agreement as amended, SVB has also provided the Company with a term loan as discussed at Note 9. The SVB Loan Agreement is secured by substantially all the assets of the Company and was scheduled to mature in February 2013. As of December 31, 2012 and 2011, the outstanding balance on the line of credit is approximately $3.3 million and $4.0 million and the interest rate is 7.5%. The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default. Financial covenants, among others, include liquidity and fixed charge coverage ratios, minimum tangible net worth requirements and limitations on indebtedness. As of December 31, 2012, the Company was in compliance with these covenants.

Availability under the line of credit was approximately $5.0 million as of December 31, 2012. As discussed in Note 9, on February 27, 2013 the Company obtained an additional term loan of $1.0 million, which reduces the maximum availability under the line of credit by 50% of the amount outstanding under the term loan. The line of credit allows the Company to cause the issuance of letters of credit on account of the Company to a maximum of the borrowing base as defined in the Loan Agreement. No letters of credit were outstanding as of December 31, 2012 or December 31, 2011.

On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank’s prime rate and 5) other various terms and provisions.

Under the RBC Credit Agreement, the revolving demand facility allows for borrowings up to CDN$200,000 (US$ 192,000 at the Closing Date) based upon eligible accounts receivable. Interest is based on the Royal Bank Prime (“RBP”) plus 1.5% and is payable on demand. As of December 31, 2012, the outstanding balance on the line of credit was $168,000 and the interest rate is 4.5%. The RBC Credit Agreement is secured by the assets of Apex. The revolving demand facility has certain financial covenants and other non-financial covenants. As of December 31, 2012, Apex was not in compliance with the Fixed Charge Coverage ratio covenant as defined in the RBC Credit Agreement. In March 2013, the Company received a waiver for non-compliance of this covenant through March 31, 2013 and has received communication that the bank will work with the Company to reset this specific covenant commencing with the quarter ending June 30, 2013, however there are no assurances that this will occur.

For the years ended December 31, 2012 and 2011, the Company’s interest expense, including fees paid to secure lines of credit, totaled approximately $375,000 and $357,000, respectively.

RBC and SVB entered into a subordination agreement, pursuant to which RBC agreed to subordinate any security interest in assets of the Company granted in connection with the RBC Credit Agreement to SVB’s security interest in assets of the Company.

Under the RBC Credit Agreement, the lender provided Apex with a term loan as discussed at Note 9.